Note 3 - Advances for Vessels Under Construction (Details Textual)	Jun. 30, 2022 USD ($)	May 20, 2022 USD ($)	Mar. 18, 2022 USD ($)	Jan. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 29, 2021 USD ($)
Advances for Vessel Under Construction	$ 37,796,368				$ 7,615,958
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	9	2	3	2		2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 352,900,000	$ 86,700,000	$ 103,800,000	$ 86,300,000		$ 76,100,000